Risk/Return Detail Data - VIPRealEstatePortfolio-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund IV
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Real Estate Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Real Estate Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate	33.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	17.97%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.90%)
Performance Table Heading	Average Annual Returns
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | VIP Real Estate Portfolio - Initial Class
Risk/Return:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
2014	30.18%
2015	3.71%
2016	5.75%
2017	4.07%
2018	(6.22%)
2019	23.22%
2020	(6.55%)
2021	38.99%
2022	(27.51%)
2023	11.19%
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | VIP Real Estate Portfolio - Service Class
Risk/Return:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[2]
Total annual operating expenses	0.70%
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | VIP Real Estate Portfolio - Service Class 2
Risk/Return:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	0.85%
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	11.19%
Past 5 years	5.22%
Past 10 years	6.04%
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	11.09%
Past 5 years	5.12%
Past 10 years	5.93%
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | Return Before Taxes | VIP Real Estate Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	10.89%
Past 5 years	4.96%
Past 10 years	5.77%
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
VIPRealEstatePortfolio-InitialServiceService2PRO | VIP Real Estate Portfolio | IXWEJ
Risk/Return:
Label	MSCI US IMI Real Estate 25/50 Linked Index
Past 1 year	11.96%
Past 5 years	4.23%
Past 10 years	6.03%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.